(Loss)/earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net (loss)/income attributable to the parent		$ (738)	$ 3,979	$ 2,653
Less: Allocation to participating securities		0	(6)	0
Net (loss)/income attributable to the parent		(738)	3,973	2,653
Effect of dilution		0	117	38
Diluted net (loss)/income available to stockholders		$ (738)	$ 4,090	$ 2,691
Basic earnings per share:
Weighted average number of common shares outstanding, basic (in shares)		492.8	478.0	469.0
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)		0.0	14.0	22.0
Effect of dilutive share options (in shares)	[1]	0.0	1.0	1.0
Weighted average number of common shares outstanding adjusted for the effects of dilution		492.8	493.0	492.0
Basic EPS (in USD per share)		$ (1.49)	$ 8.32	$ 5.66
Diluted EPS (in USD per share)		$ (1.49)	$ 8.30	$ 5.47

[1]	Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded Company’s average share price during the calculation period.